Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Other reserves [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2023	$ 107,194,133		$ 7,443,544	$ 7,396,640	$ 1,113,884	$ (73,551,399)	$ 49,596,802
Balance, shares at Dec. 31, 2023	13,261,316
IfrsStatementLineItems [Line Items]
Shares issued for exploration and evaluation assets	$ 1,050,000						1,050,000
Shares issued for exploration and evaluation assets, shares	200,000
Shares issued upon exercise of warrants	$ 2,261,898			(234,961)			2,026,937
Shares issued upon exercise of warrants, shares	328,412
Warrants issued for Credit Facility				250,109			250,109
Refund of share issuance costs related to private placement in prior fiscal year	22,906						22,906
Stock options expired unexercised or cancelled			(452,384)			452,384
Comprehensive loss for the year					3,373,293	(11,445,652)	(8,072,359)
Ending balance, value at Dec. 31, 2024	$ 110,528,937		6,991,160	7,411,788	4,487,177	(84,544,667)	44,874,395
Balance, shares at Dec. 31, 2024	13,789,728
IfrsStatementLineItems [Line Items]
Shares issued for exploration and evaluation assets	$ 763,768						763,768
Shares issued for exploration and evaluation assets, shares	169,726
Shares issued upon exercise of warrants	$ 4,148,239			(338,854)			3,809,385
Shares issued upon exercise of warrants, shares	554,798
Warrants issued for Credit Facility				532,967			532,967
Stock options expired unexercised or cancelled			(912,566)			912,566
Comprehensive loss for the year					(1,762,045)	(19,722,261)	(21,484,306)
Shares issued for cash	$ 15,000,000						15,000,000
Shares issued for cash, shares	1,428,571
Share-based compensation		14,840	3,282,245				3,297,085
Ending balance, value at Dec. 31, 2025	$ 130,440,944	$ 14,840	$ 9,360,839	$ 7,605,901	$ 2,725,132	$ (103,354,362)	$ 46,793,294
Balance, shares at Dec. 31, 2025	15,942,823